Derivatives Instruments (Realized and Unrealized Gains (Losses) on HFT Derivatives) (Details) - HFT derivatives - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ 1,037	$ 64
Operating revenues | Power | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	(6)	17
Operating revenues | Natural gas | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ 1,043	$ 47